Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 155,023		$ 155,023		$ 150,612
Derivative liabilities	158,862		158,862		163,763
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	155,023		155,023		150,612
Derivative liabilities	158,862		158,862		$ 163,763
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	2	$ 10	33	$ 20
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	353	401	353	401
Derivative liabilities	$ 1,323	$ 1,381	$ 1,323	$ 1,381